Business Acquisitions (Tables)	12 Months Ended
Jun. 30, 2022
Business Acquisition [Line Items]
Schedule of Unaudited Pro Forma Operating Results
Unaudited Pro Forma for the year ended June 30, 2021
Net revenue	$62,289,822
Net loss	$(41,054,763)
Net loss per common share, basic and diluted	$(2.23)

Bethard Group Limited [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Purchase Price Allocation of Acquisition
Cash paid at closing	$15,346,019
Second Payment	4,721,852
Total cash consideration paid for Bethard	20,067,871
Contingent cash consideration	6,700,000
Total purchase price consideration	$26,767,871

Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities Assumed

Receivables reserved for users	$3,109,782
Intangible assets	18,100,000
Goodwill	11,292,685
Other non-current assets	1,180,463
Accrued liabilities	(5,634)
Player liability	(3,108,425)
Deferred income taxes	(3,801,000)
Total	$26,767,871

Schedule of Fair Value of Acquired Intangible Assets

The acquired intangible assets, useful lives and fair value at the acquisition date follows:

	Useful Life (years)	Fair Value
Tradename	10	$3,500,000
Player interface	5	1,200,000
Gaming licenses	2	700,000
Player relationships	5	12,700,000
Total		$18,100,000

GG Circuit LLC [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Purchase Price Allocation of Acquisition
Cash paid at closing	$14,100,000
Loans receivable applied toward purchase consideration	900,000
Share consideration issued at closing	9,273,211
Total purchase price consideration	$24,273,211

Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities Assumed

Cash	$6,023
Accounts receivable	102,701
Prepaid expenses and other current assets	97,083
Equipment	7,704
Intangible assets	16,300,000
Goodwill	11,445,832
Accounts payable and accrued expenses	(263,132)
Deferred tax liability	(3,423,000)
Total	$24,273,211

Schedule of Fair Value of Acquired Intangible Assets
	Useful Life (years)	Fair Value
Tradename	10	$2,600,000
Developed technology	5	13,300,000
Customer relationships	5	400,000
Total		$16,300,000

Helix Holdings LLC [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Purchase Price Allocation of Acquisition
Cash paid at closing	$9,400,000
Loans receivable applied toward purchase consideration	600,000
Share consideration issued at closing	5,901,133
Total purchase price consideration	$15,901,133

Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities Assumed

Cash	$35,309
Accounts receivable	3,054
Prepaid expenses and other current assets	76,933
Equipment	643,537
Operating lease right-of-use asset	803,503
Intangible assets	3,600,000
Goodwill	12,393,591
Other non-current assets	31,015
Deferred revenue	(9,036)
Deferred income taxes	(756,000)
Operating lease liability	(803,503)
Long-term debt	(117,270)
Total	$15,901,133

Schedule of Fair Value of Acquired Intangible Assets
	Useful Life (years)	Fair Value
Tradename	10	$800,000
Developed technology	5	2,800,000
Total		$3,600,000

Lucky Dino Gaming Limited [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities Assumed

Restricted cash	$1,203,185
Other receivables	131,111
Equipment	13,765
Operating lease right-of-use asset	371,898
Intangible assets	19,100,000
Goodwill	10,541,217
Other non-current assets	37,840
Accounts payable and accrued expenses	(319,149)
Liabilities to customers	(574,244)
Operating lease liability	(371,898)
Total	$30,133,725

Schedule of Fair Value of Acquired Intangible Assets
	Useful Life (years)	Fair Value
Tradename	10	$2,100,000
Gaming licenses	2	800,000
Developed technology	5	5,500,000
Player relationships	5	10,700,000
Total		$19,100,000

Esports Gaming League [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Purchase Price Allocation of Acquisition
Cash paid at closing	$481,386
Share consideration issued at closing	2,193,833
Holdback Consideration	300,000
Total purchase price consideration	$2,975,219

Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities Assumed

Cash	$4,036
Accounts receivable	141,031
Other receivables	32,923
Equipment	11,274
Intangible assets	1,371,789
Goodwill	1,978,668
Other non-current assets	5,382
Accounts payable and accrued expenses	(118,157)
Deferred revenue	(95,062)
Notes payable	(68,589)
Deferred income taxes	(288,076)
Total	$2,975,219

Schedule of Fair Value of Acquired Intangible Assets
	Useful Life (years)	Fair Value
Tradename	10	$411,537
Developed technology	5	823,073
Customer relationships	5	137,179
Total		$1,371,789

Schedule of Fair Value of the Holdback Consideration

Fair value of contingent share consideration at January 21, 2021	$300,000
Change in fair value contingent consideration	442,803
Payment of Holdback Consideration in cash	(145,153)
Stock issued of Holdback Contingent in shares	(597,650)

Fair value of contingent share consideration at June 30, 2021	$—

Argyll Entertainment [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Purchase Price Allocation of Acquisition
Cash paid	$1,250,000
Share consideration issued at closing	3,802,500
Fair value of warrants issued at closing	2,750,076
Total purchase price consideration	$7,802,576

Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities Assumed

Cash	$21,074
Receivables reserved for users	27,777
Other receivables	605,898
Prepaid expenses and other current assets	413,441
Equipment	70,712
Operating lease right-of-use asset	373,016
Intangible assets	7,333,536
Goodwill	4,143,224
Other non-current assets	1,130,034
Accounts payable and accrued expenses	(2,471,244)
Liabilities to customers	(1,737,106)
Notes payable	(327,390)
Operating lease liability	(240,353)
Deferred income taxes	(1,540,043)
Total	$7,802,576

Schedule of Fair Value of Acquired Intangible Assets
	Useful Life (years)	Fair Value
Tradename	10	$1,440,516
Gaming licenses	2	916,692
Player interface	5	2,226,252
Player relationships	5	2,750,076
Total		$7,333,536

Flip Sports Limited [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Purchase Price Allocation of Acquisition
Cash	$100,000
Share consideration issued at closing	411,817
Contingent share consideration	500,000
Total purchase price consideration	$1,011,817

Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities Assumed
Intangible assets (developed software)	$550,000
Goodwill	461,817
Total purchase price consideration	$1,011,817

Schedule of Fair Value of the Holdback Consideration

-
Fair value of contingent share consideration at September 3, 2020	$500,000
Change in fair value contingent consideration	1,305,804
Stock issued settlement of contingent share consideration (March 3, 2021)	(1,805,804)
Fair value of contingent share consideration at June 30, 2021	$—